SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
Common Shares Issued and Outstanding

The Company is authorized to issue an unlimited number of common shares at no par value and a maximum of eight million first preference shares. There were no first preference shares issued or outstanding as at December 31, 2021 (2020: nil).

For the years ended December 31,	2021		2020
	Number of common shares		Number of common shares
Issued and outstanding - 959,805,965 common shares		Amount		Amount
(December 31, 2020 - 952,620,947 common shares):	(In thousands)	(In millions)	(In thousands)	(In millions)
Balance, beginning of year	952,621	$7,648.9	950,435	$7,639.9
Issued on vesting of restricted share units	1,353	4.5	1,100	3.4
Dividend reinvestment plan	147	0.7	70	0.5
Issued as consideration in Monarch acquisition (Note 6)	11,608	61.2	—	—
Issued as consideration in acquisition of exploration properties (Note 6)	706	3.1	—	—
Exercise of warrants	44	0.1	—	—
Exercise of options and share appreciation rights	—	—	167	0.9
Issuance of flow-through shares(i)	—	—	1,000	5.3
Acquisition of own shares, share cancellations and other adjustments(ii) (iii)	(6,673)	(28.6)	(151)	(1.1)
Balance, end of year	959,806	$7,689.9	952,621	$7,648.9
(i)On July 3, 2020, the Company closed a flow-through financing for proceeds of $7.4 million (C$10.0 million) consisting of the issue and sale of 1,000,000 flow-through common shares at a price of C$10.00 per share. The proceeds were allocated between the offering of shares and the sale of tax benefits. The allocation was made based on the difference between the quoted price of the shares and the amount the investors paid for the shares, with a deferred flow-through premium liability recognized for the difference. Accordingly, the Company recorded share capital of $5.3 million (C$7.2 million) and a deferred flow-through premium liability of $2.0 million (C$2.7 million). During the first quarter of 2021, the company fulfilled its obligation and derecognized the liability.
(ii)Under the Company's normal-course issuer bid ("NCIB"), the Company is able to purchase up to 48,321,676 of its common shares no later than August 3, 2022. During the year of 2021, the Company purchased 6,672,628 of its common shares under the NCIB, which were subsequently cancelled.
(iii)Prior year includes the cancellation of 150,456 common shares that were not exchanged by holders of Osisko common shares pursuant to the terms of the Plan of Arrangement related to the acquisition of the Canadian Malartic mine in 2014. Holders of Osisko common shares were to exchange their shares for common shares of Yamana within a time period of six years following the closing of the transaction. As certain Osisko shareholders failed to surrender their certificates representing Osisko common shares by June 16, 2020, non-certificated positions representing 150,456 Yamana common shares were cancelled during the third quarter of 2020.

Dividends Paid and Declared

For the years ended December 31,	2021	2020
Dividends paid	$104.8	$53.0
Dividends declared in respect of the year	$108.6	$69.1
Dividend paid (per share)	$0.109	$0.056
Dividend declared in respect of the year (per share)	$0.113	$0.072

The Company's dividend reinvestment plan resulted in $0.7 million (2020: $0.5 million) being reinvested into the Company.